Unusual Whales Subversive Democratic Trading ETF
Schedule of Investments
June 30, 2025 (Unaudited)

COMMON STOCKS - 98.6%	Shares	Value
Aerospace & Defense - 1.1%
General Dynamics Corp.	672	$195,995
Northrop Grumman Corp.	2,169	1,084,457
RTX Corp.	7,838	1,144,505
		2,424,957

Agriculture - 3.8%
Altria Group, Inc.	7,375	432,396
Philip Morris International, Inc.	44,204	8,050,875
		8,483,271

Apparel - 0.1%
NIKE, Inc. - Class B	3,120	221,645

Auto Manufacturers - 0.2%
Ford Motor Co.	37,759	409,685

Banks - 2.2%
Bank of America Corp.	10,544	498,942
Bank of New York Mellon Corp.	4,442	404,711
Citigroup, Inc.	6,729	572,772
Fifth Third Bancorp	5,328	219,141
First Horizon Corp.	10,918	231,462
Huntington Bancshares, Inc.	12,733	213,405
JPMorgan Chase & Co.	1,776	514,880
Morgan Stanley	8,645	1,217,735
PNC Financial Services Group, Inc.	1,125	209,722
Wells Fargo & Co.	12,303	985,716
		5,068,486

Beverages - 0.9%
Coca-Cola Co.	25,579	1,809,714
PepsiCo, Inc.	2,247	296,694
		2,106,408

Biotechnology - 0.5%
Amgen, Inc.	1,776	495,877
Corteva, Inc.	3,996	297,822
Vertex Pharmaceuticals, Inc.(a)	686	305,407
		1,099,106

Building Materials - 2.4%
Mohawk Industries, Inc (a)	3,348	351,004
Trane Technologies PLC	892	390,170
Vulcan Materials Co.	18,324	4,779,266
		5,520,440

Chemicals - 0.5%
Air Products and Chemicals, Inc.	674	190,108
DuPont de Nemours, Inc.	5,608	384,653
Ecolab, Inc.	888	239,263
Linde PLC	446	209,254
PPG Industries, Inc.	1,558	177,223
		1,200,501

Commercial Services - 2.1%
API Group Corp (a)	49,236	2,513,498
Automatic Data Processing, Inc.	666	205,394
Cintas Corp.	888	197,909
Quanta Services, Inc.	1,110	419,669
United Rentals, Inc.	1,793	1,350,846
		4,687,316

Computers - 8.2%
Accenture PLC - Class A	5,041	1,506,704
Apple, Inc.	32,332	6,633,556
Crowdstrike Holdings, Inc. - Class (a)	12,268	6,248,215
Dell Technologies, Inc. - Class C	4,011	491,749
Gartner, Inc (a)	888	358,947
Hewlett Packard Enterprise Co.	8,697	177,854
HP, Inc.	6,705	164,004
International Business Machines Corp.	8,242	2,429,577
Seagate Technology Holdings PLC	3,687	532,145
		18,542,751

Cosmetics & Personal Care - 0.4%
Colgate-Palmolive Co.	4,233	384,780
Procter & Gamble Co.	3,870	616,568
		1,001,348

Distribution & Wholesale - 0.1%
Copart, Inc.(a)	3,120	153,098

Diversified Financial Services - 4.4%
American Express Co.	21,998	7,016,922
Ameriprise Financial, Inc.	444	236,976
Blackrock, Inc.	457	479,507
Capital One Financial Corp.	3,818	812,318
Charles Schwab Corp.	5,164	471,163
Mastercard, Inc. - Class A	689	387,177
Visa, Inc. - Class A	1,793	636,605
		10,040,668

Electric - 0.9%
Dominion Energy, Inc.	3,113	175,947
Vistra Corp.	9,494	1,840,032
		2,015,979

Electrical Components & Equipment - 0.2%
AMETEK, Inc.	1,113	201,408
Emerson Electric Co.	1,332	177,596
		379,004

Electronics - 0.2%
Sensata Technologies Holding PLC	14,758	444,363

Entertainment - 0.1%
Penn Entertainment, Inc.(a)	17,021	304,165

Environmental Control - 0.1%
Republic Services, Inc.	888	218,990

Food - 0.3%
Mondelez International, Inc. - Class A	2,672	180,200
Sysco Corp.	5,625	426,037
		606,237

Food Service - 0.5%
Aramark	26,075	1,091,760

Healthcare - Products - 5.0%
Abbott Laboratories	20,602	2,802,078
Artivion, Inc.(a)	179,547	5,583,912
Baxter International, Inc.	7,427	224,890
Boston Scientific Corp.(a)	2,224	238,880
IDEXX Laboratories, Inc.(a)	1,060	568,520
Intuitive Surgical, Inc.(a)	458	248,882
Medtronic PLC	4,225	368,293
Stryker Corp.	678	268,237
Tactile Systems Technology, Inc.(a)	58,232	590,472
Zimmer Biomet Holdings, Inc.	3,110	283,663
		11,177,827

Healthcare - Services - 0.6%
Cigna Group	1,112	367,605
HCA Healthcare, Inc.	1,789	685,366
UnitedHealth Group, Inc.	677	211,204
		1,264,175

Home Builders - 1.6%
DR Horton, Inc.	27,523	3,548,265

Insurance - 1.1%
Aflac, Inc.	1,998	210,709
Allstate Corp.	2,016	405,841
Arthur J Gallagher & Co.	666	213,200
Marsh & McLennan Cos., Inc.	1,795	392,459
Progressive Corp.	3,680	982,045
Prudential Financial, Inc.	1,789	192,210
		2,396,464

Internet - 16.7%
Alphabet, Inc. - Class C	48,209	8,551,794
Amazon.com, Inc.(a)	53,105	11,650,706
Meta Platforms, Inc. - Class A	9,170	6,768,285
Netflix, Inc.(a)	5,685	7,612,954
Palo Alto Networks, Inc.(a)	7,317	1,497,351
Pinterest, Inc. - Class A(a)	35,338	1,267,221
Uber Technologies, Inc.(a)	2,700	251,910
		37,600,221

Leisure Time - 0.1%
Topgolf Callaway Brands Corp.(a)	25,488	205,178

Lodging - 0.2%
Marriott International, Inc. - Class A	2,016	550,791

Machinery - Construction & Mining - 0.5%
Caterpillar, Inc.	679	263,595
Oshkosh Corp.	3,977	451,549
Vertiv Holdings Co. - Class A	3,108	399,098
		1,114,242

Machinery - Diversified - 0.1%
Deere & Co.	445	226,278

Media - 2.0%
Comcast Corp. - Class A	8,047	287,197
Liberty Media Corp.-Liberty Formula One - Class C(a)	5,167	539,952
Walt Disney Co.	29,588	3,669,208
		4,496,357

Miscellaneous Manufacturing - 0.2%
3M Co.	1,332	202,784
Illinois Tool Works, Inc.	893	220,794
		423,578

Oil & Gas Services - 0.1%
ChampionX Corp.	6,483	161,038

Packaging & Containers - 0.4%
Amcor PLC	43,890	403,349
Ball Corp.	9,992	560,451
		963,800

Pharmaceuticals - 4.6%
AbbVie, Inc.	3,162	586,931
CVS Health Corp.	21,431	1,478,310
Elanco Animal Health, Inc.(a)	29,982	428,143
Eli Lilly & Co.	6,036	4,705,243
Johnson & Johnson	15,057	2,299,957
Merck & Co., Inc.	3,613	286,005
Novartis AG - ADR	2,003	242,383
Pfizer, Inc.	12,630	306,151
		10,333,123

Private Equity - 0.7%
Blackstone, Inc.	2,443	365,424
KKR & Co., Inc.	9,725	1,293,717
		1,659,141

Retail - 5.1%
Bath & Body Works, Inc.	7,839	234,856
CarMax, Inc.(a)	4,886	328,388
Costco Wholesale Corp.	6,603	6,536,574
Domino's Pizza, Inc.	920	414,552
Home Depot, Inc.	2,094	767,744
Lowe's Cos., Inc.	1,380	306,181
McDonald's Corp.	964	281,652
Restaurant Brands International, Inc.	3,108	206,029
Ross Stores, Inc.	1,119	142,762
Starbucks Corp.	6,519	597,336
Sweetgreen, Inc. - Class A(a)	22,526	335,187
Target Corp.	2,508	247,414
TJX Cos., Inc.	3,123	385,659
Walmart, Inc.	7,397	723,279
		11,507,613

Semiconductors - 13.2%
Advanced Micro Devices, Inc.(a)	2,246	318,707
Applied Materials, Inc.	24,351	4,457,938
Intel Corp.	18,803	421,187
KLA Corp.	229	205,125
Lam Research Corp.	7,054	686,636
Microchip Technology, Inc.	5,608	394,635
Micron Technology, Inc.	6,943	855,725
NVIDIA Corp.	137,781	21,768,020
QUALCOMM, Inc.	1,569	249,879
Texas Instruments, Inc.	1,564	324,718
		29,682,570

Software - 15.8%
Broadridge Financial Solutions, Inc.	896	217,755
Intuit, Inc.	677	533,226
Microsoft Corp.	36,611	18,210,677
Oracle Corp.	1,110	242,679
Roper Technologies, Inc.	444	251,677
Salesforce, Inc.	30,452	8,303,956
ServiceNow, Inc.(a)	2,042	2,099,339
SS&C Technologies Holdings, Inc.	51,280	4,245,984
Tempus AI, Inc.(a)	23,587	1,498,718
		35,604,011

Telecommunications - 1.1%
Arista Networks, Inc.(a)	3,552	363,405
Cisco Systems, Inc.	10,151	704,276
Corning, Inc.	7,149	375,966
Motorola Solutions, Inc.	447	187,946
T-Mobile US, Inc.	2,450	583,737
Verizon Communications, Inc.	8,281	358,319
		2,573,649

Transportation - 0.3%
Old Dominion Freight Line, Inc.	888	144,122
Union Pacific Corp.	894	205,692
United Parcel Service, Inc. - Class B	2,683	270,822
		620,636
TOTAL COMMON STOCKS (Cost $191,692,874)		222,129,135

SHORT-TERM INVESTMENTS - 0.4%
Money Market Funds - 0.4%
First American Government Obligations Fund - Class X, 4.25%(b)	909,273	909,273
TOTAL SHORT-TERM INVESTMENTS (Cost $909,273)		909,273

TOTAL INVESTMENTS - 99.0% (Cost $192,602,147)		223,038,408
Other Assets in Excess of Liabilities - 1.0%		2,158,694
TOTAL NET ASSETS - 100.0%		$225,197,102
two		–%
Percentages are stated as a percent of net assets.		–%

ADR - American Depositary Receipt
PLC - Public Limited Company

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized effective yield as of June 30, 2025.

Summary of Fair Value Disclosure as of June 30, 2025 (Unaudited)

Unusual Whales Subversive Democratic Trading ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of June 30, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$222,129,135	$—	$—	$222,129,135
Money Market Funds	909,273	—	—	909,273
Total Investments	$223,038,408	$—	$—	$223,038,408

Refer to the Schedule of Investments for further disaggregation of investment categories.